UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22862

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

VP Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%
Fixed Income Funds — 56.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	42,838	$439
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	21,964	220
SEI Institutional Managed Trust Real Return Fund, Cl Y	7,287	73
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	8,864	88

Total Fixed Income Funds (Cost $828) ($ Thousands)		820

Multi-Asset Funds — 30.1%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	29,268	293
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,838	73
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, ClY	8,746	73

Total Multi-Asset Funds (Cost $436) ($ Thousands)		439

Equity Funds — 8.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	6,361	72
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	3,328	58

Total Equity Funds (Cost $122) ($ Thousands)		130

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 1.430%**	73,193	73

Total Money Market Fund (Cost $73) ($ Thousands)		73

Total Investments in Securities— 100.1% (Cost $1,459) ($ Thousands)		$1,462

SEI Insurance Products Trust / Quarterly Report /March 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

VP Defensive Strategy Fund (Concluded)

Percentages are based on Net Assets of $1,460 ($ Thousands).
**	Rate shown is the 7-day effective yield as of March 31, 2018.

Cl — Class

As of March 31, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

					Change in Unrealized
	Value	Purchases at	Proceeds from	Realized Gain	Appreciation	Value	Dividend
Security Description	12/31/2017	Cost	Sales	(Loss)	(Depreciation)	3/31/2018	Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$ 487	$ 23	$ (68)	$ (1)	$ (2)	$ 439	$ 2
SEI Institutional Managed Trust Conservative Income Fund, CI Y	249	6	(35)	—	—	220	1
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	13	—	(13)	1	(1)	—	—
SEI Institutional Managed Trust Real Return Fund, CI Y	83	1	(11)	—	—	73	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, CI Y	100	3	(13)	—	(2)	88	1
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	333	5	(45)	(1)	1	293	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	83	2	(11)	—	(1)	73	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	84	1	(11)	—	(1)	73	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	84	1	(11)	(1)	(1)	72	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	66	1	(8)	(1)	—	58	—
SEI Daily Income Trust Government Fund, CI F	83	2	(12)	—	—	73	—

Totals	$ 1,665	$45	$ (238)	$ (3)	$ (7)	$ 1,462	$ 4

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report /March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

VP Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.2%
Fixed Income Funds — 51.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	191,333	$1,959
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	56,119	522
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	62,592	657
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	130,581	1,306
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	18,526	131
SEI Institutional Managed Trust Real Return Fund, Cl Y	51,991	523
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	158,446	1,580

Total Fixed Income Funds (Cost $6,694) ($ Thousands)		6,678

Multi-Asset Funds — 31.1%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	221,920	2,219
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	73,398	781
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, ClY	78,163	655
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	39,858	392

Total Multi-Asset Funds (Cost $4,046) ($ Thousands)		4,047

Equity Funds — 17.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	125,246	1,426
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	52,235	909

Total Equity Funds (Cost $2,211) ($ Thousands)		2,335

Total Investments in Securities— 100.2% (Cost $12,951) ($ Thousands)		$13,060

SEI Insurance Products Trust / Quarterly Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

VP Conservative Strategy Fund (Concluded)

Percentages are based on Net Assets of $13,028 ($ Thousands).

Cl — Class

As of March 31, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

					Change in Unrealized
	Value	Purchases at	Proceeds	Realized	Appreciation	Value	Dividend
Security Description	12/31/2017	Cost	from Sales	Gain (Loss)	(Depreciation)	3/31/2018	Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$ 1,905	$ 179	$ (112)	$ (2)	$ (11)	$ 1,959	$ 9
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	535	21	(32)	—	(2)	522	2
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	403	281	(39)	1	11	657	—
SEI Institutional Managed Trust Conservative Income Fund, CI Y	1,337	50	(81)	—	—	1,306	5
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	504	8	(373)	12	(20)	131	4
SEI Institutional Managed Trust Real Return Fund, CI Y	536	17	(30)	—	—	523	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, CI Y	1,607	79	(73)	(3)	(30)	1,580	9
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	2,275	67	(121)	(2)	—	2,219	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	803	29	(39)	—	(12)	781	5
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	674	24	(37)	(1)	(5)	655	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	404	21	(26)	—	(7)	392	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	1,475	96	(108)	(1)	(36)	1,426	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	931	71	(79)	—	(14)	909	—

Totals	$ 13,389	$ 943	$ (1,150)	$ 4	$ (126)	$ 13,060	$ 34

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

VP Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 36.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	84,975	$870
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	35,052	326
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	62,473	655
SEI Institutional Managed Trust Real Return Fund, Cl Y	32,455	327
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	175,493	1,750

Total Fixed Income Funds (Cost $3,932) ($ Thousands)		3,928

Multi-Asset Funds — 35.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	166,265	1,636
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	108,762	1,088
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	51,002	543
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, ClY	65,094	545

Total Multi-Asset Funds (Cost $3,752) ($ Thousands)		3,812

Equity Funds — 28.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	142,407	1,622
SEI Institutional Managed Trust Large Cap Fund, Cl Y	14,448	212
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	8,546	213
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	62,221	1,082

Total Equity Funds (Cost $2,919) ($ Thousands)		3,129

Total Investments in Securities— 100.2% (Cost $10,603) ($ Thousands)		$10,869

SEI Insurance Products Trust / Quarterly Report /March 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

VP Moderate Strategy Fund (Concluded)

Percentages are based on Net Assets of $10,842 ($ Thousands).

Cl — Class

As of March 31, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

					Change in Unrealized
	Value	Purchases at	Proceeds	Realized Gain	Appreciation	Value	Dividend
Security Description	12/31/2017	Cost	from Sales	(Loss)	(Depreciation)	3/31/2018	Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$ 731	$ 158	$ (14)	$ —	$ (5)	$ 870	$ 4
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	338	4	(15)	—	(1)	326	2
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	343	325	(24)	1	10	655	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	511	3	(506)	34	(42)	—	3
SEI Institutional Managed Trust Real Return Fund, Cl Y	337	3	(13)	—	—	327	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,805	29	(47)	(2)	(35)	1,750	10
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,706	33	(73)	(1)	(29)	1,636	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,130	4	(45)	(1)	—	1,088	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	564	6	(19)	—	(8)	543	3
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	566	2	(17)	(1)	(5)	545	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,719	33	(87)	—	(43)	1,622	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	232	5	(25)	2	(2)	212	—
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	234	6	(23)	1	(5)	213	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,146	20	(66)	1	(19)	1,082	—

Totals	$ 11,362	$ 631	$ (974)	$ 34	$ (184)	$ 10,869	$ 22

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report /March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

VP Market Plus Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Equity Funds — 63.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	31,267	$410
SEI Institutional International Trust International Equity Fund, Cl Y	107,528	1,235
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	38,402	472
SEI Institutional Managed Trust Large Cap Fund, Cl Y	84,248	1,236
SEI Institutional Managed Trust Small Cap Fund, Cl Y	27,618	354

Total Equity Funds (Cost $3,084) ($ Thousands)		3,707

Multi-Asset Funds — 20.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	120,016	1,181

Total Multi-Asset Funds (Cost $1,168) ($ Thousands)		1,181

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	33,591	352
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	49,889	352
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	29,539	295

Total Fixed Income Funds (Cost $964) ($ Thousands)		999

Total Investments in Securities— 100.2% (Cost $5,216) ($ Thousands)		$5,887

SEI Insurance Products Trust / Quarterly Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

VP Market Plus Strategy Fund (Concluded)

Percentages are based on Net Assets of $5,873 ($ Thousands).

Cl — Class

As of March 31, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 390	$ 25	$ (11)	$ 1	$ 5	$ 410	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	1,161	97	(8)	—	(15)	1,235	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	438	44	(1)	—	(9)	472	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,153	107	(20)	—	(4)	1,236	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	329	32	(6)	—	(1)	354	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,102	105	(5)	—	(21)	1,181	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	331	18	(3)	—	6	352	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	332	27	(1)	—	(6)	352	4
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	276	26	(1)	—	(6)	295	2

Totals	$ 5,512	$ 481	$ (56)	$ 1	$ (51)	$ 5,887	$ 6

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

VP Balanced Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

Fixed Income Funds — 35.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	49,827	$522
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	73,591	519
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	261,868	2,611

Total Fixed Income Funds (Cost $3,661) ($ Thousands)		3,652

Multi-Asset Funds — 33.3%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	211,257	2,079
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	48,546	517
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	99,581	834

Total Multi-Asset Funds (Cost $3,451) ($ Thousands)		3,430

Equity Funds — 31.6%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	23,186	304
SEI Institutional International Trust International Equity Fund, Cl Y	89,507	1,029
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	41,362	508
SEI Institutional Managed Trust Large Cap Fund, Cl Y	75,560	1,109
SEI Institutional Managed Trust Small Cap Fund, Cl Y	23,589	302

Total Equity Funds (Cost $2,735) ($ Thousands)		3,252

Total Investments in Securities— 100.3% (Cost $9,847) ($ Thousands)		$10,334

SEI Insurance Products Trust / Quarterly Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

VP Balanced Strategy Fund (Concluded)

Percentages are based on Net Assets of $10,308 ($ Thousands).

Cl — Class

As of March 31, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$ 510	$ 22	$ (20)	$ —	$ 10	$ 522	$ —
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	511	35	(18)	—	(9)	519	7
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,553	214	(103)	(5)	(48)	2,611	15
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,056	104	(43)	(2)	(36)	2,079	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	509	33	(17)	—	(8)	517	3
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	820	48	(26)	(2)	(6)	834	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	311	19	(32)	2	4	304	—
SEI Institutional International Trust International Equity Fund, Cl Y	1,028	63	(51)	2	(13)	1,029	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	507	31	(21)	1	(10)	508	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,118	71	(78)	5	(7)	1,109	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	305	20	(22)	—	(1)	302	—

Totals	$ 10,228	$ 660	$ (431)	$ 1	$ (124)	$ 10,334	$ 25

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

VP Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

Equity Funds — 43.5%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	39,459	$517
SEI Institutional International Trust International Equity Fund, Cl Y	171,034	1,965
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	63,114	776
SEI Institutional Managed Trust Large Cap Fund, Cl Y	140,174	2,056
SEI Institutional Managed Trust Small Cap Fund, Cl Y	30,244	388

Total Equity Funds (Cost $4,713) ($ Thousands)		5,702

Multi-Asset Funds — 32.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	269,647	2,653
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	49,728	529
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	127,276	1,067

Total Multi-Asset Funds (Cost $4,306) ($ Thousands)		4,249

Fixed Income Funds — 24.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	63,610	667
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	94,151	664
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	187,518	1,870

Total Fixed Income Funds (Cost $3,189) ($ Thousands)		3,201

Total Investments in Securities— 100.3% (Cost $12,208) ($ Thousands)		$13,152

SEI Insurance Products Trust / Quarterly Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

VP Market Growth Strategy Fund (Concluded)

Percentages are based on Net Assets of $13,119 ($ Thousands).

Cl — Class

As of March 31, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

					Change in Unrealized
	Value	Purchases at	Proceeds	Realized Gain	Appreciation	Value	Dividend
Security Description	12/31/2017	Cost	from Sales	(Loss)	(Depreciation)	3/31/2018	Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 541	$ —	$ (32)	$ 5	$ 3	$ 517	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	2,019	6	(35)	1	(26)	1,965	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	802	3	(15)	—	(14)	776	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,162	—	(99)	6	(13)	2,056	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	401	2	(13)	1	(3)	388	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,681	48	(8)	—	(68)	2,653	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	533	12	(26)	(1)	11	529	1
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,069	19	(11)	(1)	(9)	1,067	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	671	2	(19)	—	13	667	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	669	18	(11)	—	(12)	664	3
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,870	58	(19)	(1)	(38)	1,870	4

Totals	$ 13,418	$ 168	$ (288)	$ 10	$ (156)	$ 13,152	$ 8

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2018

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 25, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: May 25, 2018